Convertible debentures and promissory notes payable (Tables)	9 Months Ended
Aug. 31, 2023
Convertible debentures and promissory notes payable
Schedule Of Related Party Transactions
	August 31,	November 30,
	2023	2022
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, payable monthly (“2018 Debenture”)	$500,000	$500,000

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“November 2019 Debenture”)	250,000	250,000
	$1,800,000	$1,800,000

Schedule Of Promissory notes payable
	August 31,	November 30,
	2023	2022
	$	$
Promissory notes payable to two directors and officers of the Company, unsecured, no annual interest rate on the outstanding loan balance	157,172	157,437

Promissory notes payable to third party unsecured, 10% annual interest rate on the outstanding loan balance	218,080	203,077

	375,252	360,514